S000023615 [Member] Annual Fund Operating Expenses - iShares 1-3 Year International Treasury Bond ETF - iShares 1-3 Year International Treasury Bond ETF	Oct. 31, 2024	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.35%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The amount rounded to 0.00%.